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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Catterton Management Company, L.L.C.
                 ------------------------------------
   Address:      599 West Putnam Avenue
                 ------------------------------------
                 Greenwich, CT 06830
                 ------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Michael Chu
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   203-629-4901
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. Michael Chu         Greenwich, CT/USA   February 14, 2013
   -------------------------------   -----------------   -----------------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                     Page 1
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: $616,501
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number     Name

    1.        28-                      Catterton Managing Partner VI, L.L.C.
    ------       -----------------     -------------------------------------
    2.        28-                      CP6 Management, L.L.C.
    ------       -----------------     -------------------------------------

                                     Page 2
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                           FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
BLOOMIN BRANDS INC             COM              094235108   219125 14010558 SH       DEFINED     2        14010558
RESTORATION HARDWARE HLDGS I   COM              761283100   397376 11781079 SH       DEFINED     2        11781079